SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from related parties	$ 26,364	$ 984,806
Due to related parties	683,981	337,400
Mr Yumin Lin [Member] | President Chief Executive Officer Secretary Director [Member]
Related Party Transaction [Line Items]
Due from related parties		45,662
Due to related parties	344,218
Mr. Kaihong Lin [Member] | Chief Financial Officer and Treasurer [Member]
Related Party Transaction [Line Items]
Due from related parties		215,973
Ms. Xiulan Zhou [Member] | Manager of a Subsidiary Ms Yumin Lins Wife [Member]
Related Party Transaction [Line Items]
Due from related parties		360,273
Ms. Xiulan Zhou [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	1,157
Mr. Huagen Li [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due from related parties		123,456
Mr. Zhipeng Zuo [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due from related parties		133,658
Ms. Shuqin Chen [Member] | Subsidiary Manager [Member]
Related Party Transaction [Line Items]
Due from related parties		105,784
Mr. Deqin Ke [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due from related parties	26,364
Ms Huagen Li [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	2,518
Guodong Jia [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	944
Minghua Cheng [Member] | Director And Majority Shareholder Of The Company [Member]
Related Party Transaction [Line Items]
Due to related parties	157,353
Hongwei Ye [Member] | Manager Of A Subsidiary Shareholder Of The Company [Member]
Related Party Transaction [Line Items]
Due to related parties	17
Anping Chen [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	6,924
Jiangwei Jia [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	787
Xiuyun Wang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties	6,020	1,483
Yuwen Li [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Due to related parties	70,745	292,024
Shenzhen Da Xing Hua Shang Industry Development Ltd [Member] | Mr. Yumin Lin is the Supervisor of Shenzhen DaXingHuaShang Industry Development Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	93,298	3,063
Lihua Li [Member] | Mr. Yuwen Li's Wife [Member]
Related Party Transaction [Line Items]
Due to related parties		677
Zihao Ye [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		12,958
Weihua Zuo [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		2,298
Deqin ke [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		9,274
Shengpin Liu [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		306
Aisheng Zhang [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		3,063
Zhihua Liao [Member] | Manager of a Subsidiary [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 12,254